N-2 $ in Millions	Mar. 03, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001633336
Amendment Flag	false
Securities Act File Number	814-01132
Document Type	8-K
Entity Registrant Name	Crescent Capital BDC, Inc.
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
As previously announced on November 3, 2025, Crescent Capital BDC, Inc., a Maryland corporation (the “Company”), entered into a Fourth Supplement to Note Purchase Agreement (the “Fourth Supplement”) by and among the Company and the qualified institutional investors named therein (the “Series 2025A Additional Purchasers”) governing the issuance of up to (a) $67.5 million in aggregate principal amount of senior unsecured notes due February 13, 2029 (the “Tranche A Notes”), (b) $67.5 million in aggregate principal amount of senior unsecured notes due February 13, 2031 (the “Tranche B Notes”) and $50.0 million in aggregate principal amount of senior unsecured notes due May 22, 2029 (the “Tranche C Notes” and, together with the Tranche A and Tranche B Notes, the “Series 2025A Notes”).
The issuance of the Tranche A Notes and Tranche B No
tes o
ccurred on February 13, 2026. The Tranche A Notes have a fixed interest rate of 5.87% and will be due on February 13, 2029 unless redeemed, purchased or prepaid prior to such date by the Company or its affiliates in accordance with their terms. The Tranche B Notes have a fixed interest rate of 6.20% and will be due on February 13, 2031 unless redeemed, purchased or prepaid prior to such date by the Company or its affiliates in accordance with their terms.
The issuance of the Tranche C notes is expected to occur on May 22, 2026, subject to customary closing conditions.
In connection with the issuance of the Tranche A Notes and Tranche B Notes, the Company entered into an interest rate swap to swap from a fixed rate of interest to a floating rate of interest. With respect to the Tranche A Notes, the notional amount of the interest rate swap is $67.5 million, pursuant to which the Company will receive fixed rate interest at 5.87% and pay floating rate interest based on three month term SOFR plus 2.5325%. Such interest rate swap matures on Fe bru
ary 13, 2029. With respect to the Tranche B Notes, the notional amount of the interest rate swap is $67.5 million, pursuant to which the Company will receive a fixed rate interest at 6.20% and pay floating rate interest based on three month term SOFR plus 2.8050%. Such interest rate swap matures on February 13, 2031.

Tranche A Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Tranche A Notes
Long Term Debt, Principal	$ 67.5
Tranche B Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Tranche B Notes
Long Term Debt, Principal	$ 67.5
Tranche C Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Tranche C Notes
Long Term Debt, Principal	$ 50.0